Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Condensed Financial Information of the Parent Company [Line Items]
Interest rate (in Dollars)	$ 10
Registered capital percentage	50.00%
Net assets percentage	25.00%
PRC [Member]
Condensed Financial Information of the Parent Company [Line Items]
Net assets percentage	25.00%